Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for the fiscal years ended December 31, 2025 and December 31, 2024, and our financial performance for such fiscal years:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (4)	Net Income ($)	Management EBITDA ($) (5)
2025	7,791,622	16,998,058	1,893,122	2,489,941	87.57	130.65	277,417,000	782,145,000
2024	2,390,449	27,186,541	3,401,846	6,343,645	75.60	93.40	10,974,106	644,153,000

(1)
Amounts represent compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the fiscal year ended December 31, 2025, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for such fiscal year:

Year	PEO	Non-PEO NEOs

2025	Russell Ford	Daniel Satterfield, Kimberly Ernzen, Lewis Prebble, Anthony Brancato and Kimberly Ashmun
2024	Russell Ford	Daniel Satterfield, Kimberly Ashmun, Kimberly Ernzen and Lewis Prebble
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year ended December 31, 2025, as adjusted as follows:

	2025
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,800,016)	(923,275)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,444,952	908,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	8,561,500	1,296,366
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(684,416)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

Total Adjustments	$9,206,436	$596,818

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for restricted stock awards and restricted stock unit awards, the price per share on the applicable year-end
date(s) (which was $24.76 and $28.68 as of December 31, 2024 and December 31, 2025, respectively), assuming that any performance-based vesting conditions are satisfied in full; and (ii) for stock options, the value of the stock option on the applicable year-end
date as determined using a Black-Scholes pricing model to estimate the then-current fair value (assuming a remaining term of the options of 5.3 years, a dividend yield of 0%, a risk-free rate of 4.07% and expected volatility of 40%). For additional information on the assumptions used to calculate the valuation of the awards, see Note 19 to the audited consolidated financial statements included in our Annual Report incorporated by reference herein.

(3)
Represents our cumulative total stockholder return (“TSR”) for the period commencing on October 2, 2024 (the date on which our common stock commenced trading on the New York Stock Exchange) until December 31, 2024 and December 31, 2025 (as applicable).

(4)
Represents the cumulative TSR (the “Peer Group TSR”) of the S&P Aerospace & Defense Select Index for the period commencing on October 2, 2024 (the date on which our common stock commenced trading on the New York Stock Exchange) until December 31, 2024 and December 31, 2025 (as applicable).

(5)
Management EBITDA is a
non-GAAP
measure. For additional details regarding how this measure is calculated from the nearest GAAP counterpart in the Company’s audited financial statements, please see the section titled “Cash Incentive Compensation” in the CD&A above.

Company Selected Measure Name	Management EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the fiscal year ended December 31, 2025, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for such fiscal year:

Year	PEO	Non-PEO NEOs

2025	Russell Ford	Daniel Satterfield, Kimberly Ernzen, Lewis Prebble, Anthony Brancato and Kimberly Ashmun
2024	Russell Ford	Daniel Satterfield, Kimberly Ashmun, Kimberly Ernzen and Lewis Prebble

Peer Group Issuers, Footnote	Represents the cumulative TSR (the “Peer Group TSR”) of the S&P Aerospace & Defense Select Index for the period commencing on October 2, 2024 (the date on which our common stock commenced trading on the New York Stock Exchange) until December 31, 2024 and December 31, 2025 (as applicable).
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year ended December 31, 2025, as adjusted as follows:

	2025
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,800,016)	(923,275)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,444,952	908,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	8,561,500	1,296,366
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(684,416)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

Total Adjustments	$9,206,436	$596,818

Non-PEO NEO Average Total Compensation Amount	$ 1,893,122,000	$ 3,401,846,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,489,941,000	6,343,645,000
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year ended December 31, 2025, as adjusted as follows:

	2025
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,800,016)	(923,275)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,444,952	908,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	8,561,500	1,296,366
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(684,416)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

Total Adjustments	$9,206,436	$596,818

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•	Management EBITDA;

•	Revenue; and

•	Operating cash flow.

Total Shareholder Return Amount	$ 87,570	75,600
Peer Group Total Shareholder Return Amount	130,650	93,400
Net Income (Loss)	$ 277,417,000,000	$ 10,974,106,000
Company Selected Measure Amount	782,145,000	644,153,000
Measure:: 1
Pay vs Performance Disclosure
Name	Management EBITDA
Non-GAAP Measure Description	Management EBITDA is a
non-GAAP
	measure. For additional details regarding how this measure is calculated from the nearest GAAP counterpart in the Company’s audited financial statements, please see the section titled “Cash Incentive Compensation” in the CD&A above.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
Russell Ford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,791,622,000	$ 2,390,449,000
PEO Actually Paid Compensation Amount	$ 16,998,058,000	$ 27,186,541,000
PEO Name	Russell Ford	Russell Ford
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,206,436,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,800,016,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,444,952,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,561,500,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,818,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(923,275,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	908,144,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,296,366,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (684,416,000)